Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax	Income taxes were as follows:

	2015	2014	2013
Current	$5,191	$3,151	$11
Deferred	(410)	11	1,362

Income taxes	$4,781	$3,162	$1,373

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following:

	2015	2014	2013
Income taxes computed at the statutory federal tax rate	$5,959	$4,315	$2,568
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(900)	(824)	(781)
Low income housing tax credit	(303)	(303)	(280)
Cash surrender value of BOLI	(159)	(167)	(189)
Other	184	141	55

Income tax expense	$4,781	$3,162	$1,373

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2015	2014
Deferred tax assets
Allowance for loan losses	$5,005	$4,851
Deferred compensation	1,617	1,386
Intangible assets	224	—
Pension costs	232	198
Other	99	122

Deferred tax asset	7,177	6,557

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(95)	(351)
Discount accretion on securities	(59)	(63)
Purchase accounting adjustments	(1,340)	(1,189)
FHLB stock dividends	(1,705)	(1,687)
Unrealized gain on securities available for sale	(1,831)	(1,922)
Other	(200)	(196)

Deferred tax liability	(5,230)	(5,408)

Net deferred tax asset	$1,947	$1,149